Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 31,179	$ 34,295
Net gain / (loss) from fair value adjustment (Note 8)	(4,331)	1,077
Reclassification to property, plant and equipment	(1,380)	(3,127)
Exchange difference	6,664	(1,066)
Investment property, end of period	32,132	31,179
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	31,179
Investment property, end of period	32,132	31,179
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	31,179
Investment property, end of period	$ 32,132	$ 31,179